Tidal Trust IV
234 West Florida Street, Suite 203
Milwaukee, WI 53204

August 13, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust IV (the “Trust”) File Nos. 333-285633, 811-24061

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add the following three new series, Portfolio Building Block European Banks Index ETF, Portfolio Building Block World Pharma and Biotech Index ETF, and Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF, is Post-Effective Amendment No. 2 and Amendment No. 5 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Jonathan Massey at (262) 226-4032 or jmassey@tidalfg.com.

Sincerely,

/s/ Jonathan Massey

Jonathan Massey
SVP Legal
Tidal Investments LLC